Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings (loss) per share attributable to TDS shareholders
Net income (loss) available to common shareholders of TDS used in basic earnings (loss) per share		$ 218,988	$ (136,404)	$ 141,878
Adjustments to compute diluted earnings
Noncontrolling interest adjustment		(1,525)		(1,058)
Preferred dividend adjustment		49		49
Net income (loss) available to common shareholders of TDS used in diluted earnings (loss) per share		$ 217,512	$ (136,404)	$ 140,869
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share		108,645	108,485	108,490
Effects of dilutive securities:
Stock options	[1]	773		209
Restricted stock units	[1]	436		375
Preferred shares	[1]	56		58
Weighted average number of shares used in diluted earnings (loss) per share		109,910	108,485	109,132
Earnings per share, Other disclosures
Basic earnings (loss) per share attributable to TDS shareholders		$ 2.02	$ (1.26)	$ 1.31
Diluted earnings (loss) per share attributable to TDS shareholders		$ 1.98	$ (1.26)	$ 1.29
U.S. Cellular
Earnings per share, Other disclosures
Dividend payable date				Jun. 25, 2013
Dividend date of record				Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid				$ 5.75
Series A Common and Common Shares, dividends paid				$ 482,300
Stock Options
Earnings per share, Other disclosures
Antidilutive shares		4,499	8,984	7,120
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive shares		190	839	171
Preferred Shares
Earnings per share, Other disclosures
Antidilutive shares			56
Common Shares
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share		101,453	101,304	101,339
Series A Common Shares
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share		7,192	7,181	7,151

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.